Report of Directors Corporate Governance - Long-term incentive awards (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2021 USD ($) installment	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2020
Noel Quinn
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 4,131,000
Ewen Stevenson
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	2,410,000
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated future investments	750,000,000,000
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated future investments	$ 1,000,000,000,000
Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period	3 years		3 years
Number of installments | installment	5
Return on tangible equity (with CET1 underpin)	9.50%	9.00%
Capital reallocation to Asia (with CET1 underpin)	48.00%	47.00%
Carbon reduction	56.00%	48.00%
Sustainable finance and investment	$ 340,000,000,000.0	$ 240,000,000,000.0
Long-Term Incentive Awards | Return on tangible equity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting %	25.00%	25.00%
Long-Term Incentive Awards | Capital reallocation to Asia
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting %	25.00%	25.00%
Long-Term Incentive Awards | Environment and sustainability
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting %	25.00%	25.00%
Long-Term Incentive Awards | Relative TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting %	25.00%	25.00%
Long-Term Incentive Awards | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Return on tangible equity (with CET1 underpin)	8.00%	8.00%
Capital reallocation to Asia (with CET1 underpin)	46.00%	45.00%
Carbon reduction	52.00%	42.00%
Sustainable finance and investment	$ 285,000,000,000.0	$ 200,000,000,000.0
Long-Term Incentive Awards | Bottom of range | Return on tangible equity
Disclosure of terms and conditions of share-based payment arrangement [line items]
% ROI objective				10.00%
Long-Term Incentive Awards | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Return on tangible equity (with CET1 underpin)	11.00%	10.00%
Capital reallocation to Asia (with CET1 underpin)	50.00%	50.00%
Carbon reduction	60.00%	51.00%
Sustainable finance and investment	$ 370,000,000,000.0	$ 260,000,000,000.0